FAM

                                   VALUE FUND

                               EQUITY-INCOME FUND

                               SEMI-ANNUAL REPORT

                                 June 30, 2000



                                      100%

                                    No-Load

                                     Funds


                                                                       FAM FUNDS
                                                                    P.O. Box 399
                                                            Cobleskill, NY 12043
                                                                  (800) 932-3271
                                                                www.famfunds.com

     Dear Fellow Shareholder:

     Performance results for the six months ending June 30, 2000 for the FAM Value Fund and the FAM Equity-Income Fund are +.80% and -1.8% respectively. Our comparative indexes - the S&P 500 and Russell 2000 returned -1.0% and +2.4% respectively. With barely four percentage points separating both FAM Funds and two major indexes, one might be tempted to assume that the first half of 2000 was a fairly uneventful time for investors. Not so.

     The year thus far has been both exciting and nerve-wracking. January and February saw the euphoria which began in late 1999 for high tech and internet stocks continue to gain momentum. By early March the technology-laden Nasdaq index was driven to all time highs. Just when it seemed this boom would go on forever, events took a turn that has been positive for our shareholders.

     We are now experiencing a resurgence in value stocks that began during the first week of March. We believe the catalyst for this change was that the unrealistically low valuations of non-technology stocks were finally too compelling to ignore. As an example of just how fast market sentiment and prices can change, consider the price fluctuations experienced by the Value Fund. On March 8, 2000 the Fund NAV hit a low of $26.92 per share. Then the Fund closed the second quarter on June 30 at $31.61, up over 17% from that March low. We are encouraged that this may mean a return to fundamentals and our value approach.

     The majority of our successful stocks during the first six months came from the financial industry. We anticipated that the repeal of Glass-Steagall would eventually open the gates to a new wave of mergers and acquisitions in this sector and already a number of our financial stocks have benefited. For example, ReliaStar, a top ten holding in both funds will be acquired by ING Insurance in September for $54.00. The stock is up 122% from its low in March and up 35% year-to-date. Another successful holding in both funds is Waddell & Reed, a money management firm. This stock is up 82% for the first six months of 2000 as recent mergers in the investment management business have fueled speculation that this company may be acquired.

     Outside of the financial area, a health care company by the name of Watson Pharmaceuticals, has helped the Value Fund. With half of its business now coming from the lucrative branded side of the drug business, and with the shadows cast by the FDA beginning to dissipate, Watson is up 50% year-to-date.

     On the downside, both funds have been hurt by SouthTrust and New England Business Services, down year-to-date by 39% and 32% respectively. Shareholders may ask why we still hold these stocks after experiencing such a large decline in stock price. Let's take a closer look at SouthTrust as an illustration of our investment philosophy and why we continue to believe that it is still a good investment.

     SouthTrust is headquartered in Birmingham, AL. What we like about this bank is its strategy of operating in high growth markets such as Florida, Texas, North Carolina, and Atlanta. These regional markets are experiencing strong population growth which will support the bank's growth in the future.

     Let's do the numbers and take a look at one way we determine SouthTrust's near-term prospects. Historically, the company has experienced healthy returns with EPS (earnings per share) increasing at a 13% rate over the last five years. We believe this trend will continue and expect to see EPS growth of at least 10% over the next few years. As of June 30, the stock price was $22.63, which is eight times this year's expected earnings per share of $2.80. If the company can grow EPS by 10% for the next three years, it will earn $3.73 in 2003. If the stock can trade at a reasonable price-to-earnings ratio of ten times earnings, we will have a stock price of $37.30 in three years, or a compound return of 18%. Better still, the stock pays a dividend of $1.00 a share which is a yield of 4.5%. The investor's total return would be the 18% price change plus the 4.5% dividend yield for a total return over 20% per year!

     To make money in this stock we don't need to count on wild assumptions about growth or unfounded expectations about the stock market. We simply need reasonable growth in earnings and some modest recognition from the market. This is a company that we are confident will contribute to the same strong performance that we have seen in the past. Both our funds are filled with similar investments. One shareholder recently asked us why we are optimistic about the future. You may have a similar question. The simple answer is the economic performance of the companies that we own. Below is a chart showing the average financial performance of the companies owned by each fund.

                              Expected EPS Growth            Dividend Yield
FAM Value                            13%                         1.8%
FAM Equity-Income                    11%                         3.4%

     Over long periods of time (five to six years) the total return in a stock should be equal to the growth in earnings plus any dividends received. As you can see from the table above, both funds contain stocks with the strong growth and dividend yields required to meet our objective of doubling an investment every five to six years, or a 12% to 15% annualized return.

     We do not know for certain whether the change we perceived in early March marks the beginning of a new phase in market attitude toward investing or not. We are sure, however, that change is inevitable and that the investment qualities which have proven to be durable throughout all of the marketplace's past mood swings will be recognized in the future.

Sincerely,


/s/ THOMAS O. PUTNAM             /S/ JOHN D. FOX          /S/ PAUL C. HOGAN
--------------------             ---------------          -----------------
Thomas O. Putnam, Chairman       John D. Fox, CFA         Paul  C. Hogan, CFA


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 2000 (Unaudited)

                                                                                  SHARES        VALUE
                                                                                  ------        -----
COMMON STOCKS (95.3%)

Banking (13.5%)
Bank North Group ..........................................................       699,207   $10,706,607
- multi-bank holding company in Burlington, VT
Centura Banks .............................................................       178,255     6,049,529
- bank holding company located in North Carolina
M&T Bancorp ...............................................................        17,300     7,785,000
- bank holding company located in Buffalo, NY
North Folk Bancorp ........................................................       316,950     4,793,869
- a bank holding company located on Long Island, NY
SouthTrust Corporation ....................................................       213,000     4,819,125
- bank holding company headquartered in Alabama
TrustCo Bank Corporation NY ...............................................       373,514     4,668,925
- operates 48 bank offices in the Upstate NY region
U.S. Bancorp ..............................................................       209,747     4,037,630
- bank holding company headquartered in                                                     -----------
  Minneapolis, Minnesota ..................................................                  42,860,685
                                                                                            -----------
CHEMICAL (0.9%)
RPM, Inc. .................................................................       275,900     2,793,488
- specialized chemical protective coatings,                                                 -----------
  fabrics, and wall coverings

COMPUTER SOFTWARE & Services (3.3%)
Reynolds & Reynolds .......................................................       569,900    10,400,675
- software for automotive dealers and business forms                                        -----------

ELECTRICAL/ELECTRONICS (0.8%)
*American Power Conversion ................................................        62,000     2,530,375
- a manufacturer of power protection equipment for computers                                -----------

FINANCIAL SERVICES (24.6%)
American Express ..........................................................        78,000     4,065,750
- financial, travel, and information services firm
Citigroup .................................................................        68,825     4,146,706
- P &C  insurance, life insurance, Smith Barney & Salomon Brothers
Financial Secs Assurance Hldgs. Ltd. ......................................        76,800     5,827,200
- financial guaranty insurer of municipal bonds
  and asset-backed securities
Franklin Resources ........................................................       262,950     7,987,106
- investment mgmt. co.; offers Franklin Templeton
  & Mutual Series Funds
H & R Block ...............................................................       155,435     5,032,208
- leader in individual and small business tax preparation




                                      -3-


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2000 (Unaudited)

                                                                                  SHARES        VALUE
                                                                                  ------        -----

FINANCIAL SERVICES (24.6%) (Cont'd)
ReliaStar Financial .......................................................       402,250   $21,092,984
- life insurance, annuities, and mutual funds
Waddell & Reed ............................................................       157,100     5,154,844
- an underwriter and distributor of 36 mutual fund portfolios
Waddell & Reed Class B Shares .............................................       118,800     3,452,625
- an underwriter and distributor of 36 mutual fund portfolios
White Mountains Insurance .................................................       133,275    21,324,000
- an underwriter and distributor of 36 mutual fund portfolios .............       -------   -----------
                                                                                             78,083,423
                                                                                            -----------
HEALTHCARE (6.6%)
*+CONMED Corporation ......................................................       807,562    20,895,667
- advanced electrosurgical and disposable medical products                                  -----------

INSURANCE AGENCY (4.8%)
Brown & Brown .............................................................       295,162    15,348,424
- one of the largest independent general                                                    -----------
  insurance agencies in the U.S. ..........................................

LIFE INSURANCE (4.1%)
Protective Life Corporation ...............................................       489,900    13,043,588
- individual and group life/health ins. and                                                 -----------
  guaranteed investment contracts

MACHINERY & Equipment (12.0%)
IDEX Corporation ..........................................................       343,000    10,825,938
- proprietary, highly engineered industrial products & pumps
Kaydon Corporation ........................................................       665,800    13,981,800
- custom-engineered products including bearings,
  filters, and piston rings
+ MOCON ...................................................................       416,718     2,344,039
- precision measurement, process sensing,
  and control instruments/systems
Regal-Beloit Corporation ..................................................       208,100     3,316,594
- supplier of power transmission equipment
  and cutting tools
Tennant Corporation .......................................................       201,400     7,552,500
- commercial and institutional floor maintenance                                            -----------
  equipment and products ..................................................                  38,020,871

MISCELLANEOUS SERVICES (3.9%)
*Labor Ready, Inc. ........................................................       323,350     2,142,194
- commercial and residential service company
ServiceMaster .............................................................       901,025    10,249,159
- commercial and residential service company ..............................                 -----------
                                                                                             12,391,353
                                                                                            -----------
NUTRITIONAL PRODUCTS (1.4%)
*Whole Food Markets .......................................................       108,475     4,481,373
- national grocery store selling organic and natural products                               -----------




                                      -4-


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2000 (Unaudited)

                                                                                  SHARES        VALUE
                                                                                  ------        -----

PHARMACEUTICALS (6.2%)
*Watson Pharmaceutical ....................................................       366,100   $19,677,875
- manufactures proprietary & off-patent pharmaceutical products                             -----------

PRINTING (3.8%)
*CSS Industries, Inc. .....................................................       241,500     4,935,656
- giftware, bows, Halloween and Easter novelty products
Deluxe Corporation ........................................................        66,300     1,562,194
- leading producer of checks and deposit tickets
  in the U.S., banking software
New England Business Services .............................................       333,025     5,411,656
- leading supplier of business forms/printed                                                -----------
  products to small businesses in U.S. ....................................                   1,909,506
                                                                                            -----------
PROPERTY AND CASUALTY INSURANCE (4.8%)
*Berkshire Hathaway .......................................................           215    11,567,000
- holding company for various insurance
  and industrial companies
*Farm Family Holdings .....................................................       122,800     3,799,125
- insurance for members of Farm Bureau ....................................                 -----------
                                                                                             15,366,125
                                                                                            -----------
PUBLISHING (1.5%)
Meredith Corporation ......................................................       140,950     4,757,063
- media company involved in magazine publishing                                             -----------
  & tv broadcasting

RECREATION AND ENTERTAINMENT (0.2%)
*International Speedway Corporation .......................................        12,000       496,500
- owns and operates auto racing tracks including Daytona                                    -----------

REGISTERED INVESTMENT COMPANY (2.6 %)
Allied Capital Corporation ................................................       488,891     8,311,146
- small business loan and venture capital corporation                                       -----------

TELECOMMUNICATIONS (0.4%)
*ADC Telecommunications ...................................................        13,400     1,123,925
                                                                                            -----------
TOTAL COMMON STOCKS (Cost $215,657,920) ...................................                $302,492,063

SHORT TERM OBLIGATIONS (4.2%) .............................................    Principal
                                                                               ---------
U.S. Treasury Bills, 5.7%, with maturities to
        8/3/00 (Cost $14,923,000) .........................................   $15,000,000    14,923,000
                                                                                            -----------

TOTAL INVESTMENTS (Cost $230,580,920) .....................................                $317,415,062
                                                                                           ============

*  Non-income producing
+  See Note 5




                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

ASSETS
Investment in securities at market value
        (Cost $230,580,920) .................................       $317,415,062
Cash at interest ............................................         10,851,159
Receivable for investment securities sold ...................            627,429
Dividends and interest receivable ...........................            319,827
                                                                    ------------
        Total Assets ........................................        329,213,477
                                                                    ------------
LIABILITIES
Payable for investment securities purchased .................            432,690
Accrued management fees .....................................            272,190
Accrued expenses ............................................             61,307
                                                                    ------------
        Total Liabilities ...................................            766,187
                                                                    ------------
NET ASSETS Source of Net Assets:
        Net capital paid in on shares of
                beneficial interest ...............  $224,889,651
        Undistributed net investment income .......     1,716,872
        Accumulated net realized gains ............    15,006,625
        Net unrealized appreciation ...............    86,834,142
                                                     ------------

                Net Assets ..................................       $328,447,290
                                                                    ============

Net asset value per share; 10,391,524 shares of
        beneficial interest outstanding (Note 3) ............       $      31.61
                                                                    ============

                       See Notes to Financial Statements.

                                      -6-

                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME
        Income:
                Dividends .........................................   $  3,045,724
                Interest ..........................................        716,252
                                                                      ------------
Total Income ......................................................      3,761,976
                                                                      ------------
        Expenses:
                Investment advisory fee (Note 2) ..................      1,636,324
                Administrative fee (Note 2) .......................         81,816
                Shareholder servicing and related expenses (Note 2)        149,542
                Printing and mailing ..............................         62,307
                Professional fees .................................         36,123
                Registration fees .................................         23,615
                Custodial fees ....................................         15,531
                Trustees ..........................................         13,360
                Other .............................................         27,269
                                                                      ------------
Total Expenses ....................................................      2,045,887
                                                                      ------------
Net Investment Income .............................................      1,716,089
                                                                      ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized gain on investments ..........................     15,005,085
        Unrealized depreciation of investments ....................    (16,935,080)
                                                                      ------------
Net Loss on Investments ...........................................     (1,929,995)
                                                                      ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ........................   $   (213,906)
                                                                      ============

                       See Notes to Financial Statements.


                                      -7-





                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 2000 (Unaudited)
                        and Year Ended December 31, 1999


                                                             SIX MONTHS        YEAR ENDED
                                                             ENDED JUNE       DECEMBER 31,
                                                                2000              1999
                                                                ----              ----

CHANGE IN NET ASSETS FROM OPERATIONS:
        Net investment income ...........................   $   1,716,089    $   3,396,972
        Net realized gain on investments ................      15,005,000       12,712,000
        Unrealized depreciation of investments ..........     (16,935,080)     (36,370,162)
                                                            -------------    -------------
                Net Decrease in Net Asset From Operations        (213,906)     (20,261,190)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income ...........................            --         (3,397,011)
        Net realized gain on investments ................            --        (12,712,034)

CAPITAL SHARE TRANSACTIONS (Note 3): ....................     (44,616,024)      30,378,852
                                                            -------------    -------------
                Total Decrease in Net Assets ............     (44,829,930)      (5,991,383)

NET ASSETS:
        Beginning of period .............................     373,277,220      379,268,603
                                                            -------------    -------------
        End of period ...................................   $ 328,447,290    $ 373,277,220
                                                            =============    =============
                       See Notes to Financial Statements.




                                      -8-


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

NOTE 1. SUMMARY OF ACCOUNTING POLICIES
        FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high long term total return, consisting of appreciation and dividend income from investments in equity related securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

        a)  VALUATION OF SECURITIES
            Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates market value.

        b)  FEDERAL INCOME TAXES
            It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

        c)  USE OF ESTIMATES
            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        d)  OTHER
            Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. No such reimbursement was required for the period ended June 30, 2000. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it received a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it received a fee equal, on an annual basis, to .050% of the Fund's average daily net assets.

                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

NOTE 3. SHARES OF BENEFICIAL INTEREST
        At June 30, 2000, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:


                                         Six Months Ended                     Year Ended
                                          June 30, 2000                    December 31, 1999
                                          -------------                    -----------------

                                       Shares         Amount             Shares          Amount
                                       ------         ------             ------          ------

        Shares sold .............    1,854,749    $  56,024,427        4,349,591    $ 145,366,999
        Shares issued on reinvestment
           of dividends ............     --               --            482,726       14,732,786
        Shares redeemed .........   (3,369,804)    (100,640,451)      (3,938,708)    (129,720,933)
                                    ----------    -------------       ----------    -------------

        Net increase (decrease) .   (1,515,055)   ($ 44,616,024)         893,609    $  30,378,852
                                    ==========    =============       ==========    =============


NOTE 4. INVESTMENT TRANSACTIONS
        During the period ended June 30, 2000, purchases and sales of investment securities, other than short term obligations, were $9,606,031 and $46,540,184. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

        The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation .....................     $ 104,137,782
        Unrealized depreciation .....................       (17,303,640)
                                                          -------------
        Net unrealized appreciation .................     $  86,834,142
                                                          =============

NOTE 5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
        Investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as affiliated companies. Investments in affiliated companies as of June 30, 2000, amounted to $23,239,704. For the period ended June 30, 2000, dividend income of $43,755 was received from affiliated companies.

                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)


NOTE 6. FINANCIAL HIGHLIGHTS

Per share information               Six Months Ended                                  Years Ended December 31,
(For a share outstanding             June 30, 2000       1999           1998             1997            1996            1995
throughout the period)               -------------       ----           ----             ----            ----            ----


Net asset value, beginning of period   $  31.35       $  34.44        $  35.76        $  26.53        $  24.58        $  21.04

Income from investment operations:
Net investment income ..............       0.16           0.29            0.20            0.08            0.18            0.21
Net realized and unrealized gain
        (loss) on investments ......       0.10          (2.00)           1.94           10.29            2.58            3.94

Total from investment operations ...       0.26          (1.71)           2.14           10.37            2.76            4.15

Less distributions:
Dividends from net
        investment income ..........       --            (0.29)          (0.20)          (0.08)          (0.18)          (0.21)
Distributions from net
        realized gains .............       --            (1.09)          (3.26)          (1.06)          (0.63)          (0.40)

Total distributions ................       --            (1.38)          (3.46)          (1.14)          (0.81)          (0.61)

Change in net asset value for
        the period .................       0.26          (3.09)          (1.32)           9.23            1.95            3.54
Net asset value, end of period .....   $  31.61       $  31.35        $  34.44        $  35.76        $  26.53        $  24.58

Total Return .......................       1.68%         (4.84%)          6.19%          39.06%          11.23%          19.71%

Ratios/supplemental data
Net assets, end of period (000) ....   $328,447       $373,277        $379,269        $333,159        $253,378        $267,158


Ratios to average net assets of:
        Expenses ...................       1.25%*         1.23%           1.19%           1.24%           1.27%           1.25%
        Net investment income ......       0.52%          0.86%           0.57%           0.25%           0.64%           0.92%
        Portfolio turnover rate ....       3.16%         16.16%          16.67%           9.47%          12.48%           9.67%

* Annualized

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 2000 (Unaudited)


                                                                          SHARES        VALUE
                                                                          ------        -----
COMMON STOCKS (95.8%)
BANKING (14.4%)
Bank North Group ......................................................... 15,300   $  234,281
- multi-bank holding company in Burlington, VT
Home Port Bank ...........................................................  8,000      184,000
- single bank holding company for Nantucket Saving
Bank North Fork Bancorp ..................................................  4,800       72,600
- bank holding company located on Long Island, NY
SouthTrust Corporation ...................................................  3,900       88,238
- bank holding companyheadquartered in Alabama
TrustCo Bank Corporation NY .............................................. 21,530      269,125
- regional bank in the upstate New York area .............................          ----------
                                                                                       848,244
                                                                                    ----------

CHEMICAL (4.1%)
RPM, Inc. ................................................................ 23,625      239,203
- specialized chemical protective coatings,                                         ----------
  fabrics, and wall coverings

COMPUTER SOFTWARE & Services (5.3%)
Reynolds & Reynolds ...................................................... 17,000      310,250
- software for automotive dealers and business forms                                ----------

FINANCIAL SERVICES (8.7%)
H & R Block ..............................................................  6,000      194,250
- leader in individual and small business tax preparation
Waddell & Reed ...........................................................  9,750      319,922
- an underwriter and distributor of 36 mutual fund portfolios ............          ----------
                                                                                       514,172
                                                                                    ----------

HEALTH CARE (2.9%)
Landauer, Inc. ........................................................... 10,900      169,631
- leader in radiation testing and personal dosimeters                               ----------

INSURANCE AGENCY (8.2%)
Brown & Brown, Inc. ......................................................  9,300      483,600
- one of the largest independent general                                            ----------
  insurance agencies in the U.S. .........................................

LIFE INSURANCE (7.1%)
ReliaStar Financial ......................................................  8,000      419,500
- life insurance, annuities, and mutual funds                                       ----------




                                      -12-

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2000 (Unaudited)

                                                                            SHARES       VALUE
                                                                          ----------   ----------
MACHINERY & Equipment (21.5%)
IDEX Corporation .........................................................    12,500   $  394,531
- proprietary, highly engineered industrial
  products & pumps
Kaydon Corporation .......................................................    11,400      239,400
- custom-engineered products including bearings,
  filters, and piston rings
MOCON ....................................................................    22,000      123,750
- precision measurement, process sensing, and
  control instruments/systems
Regal-Beloit .............................................................    14,000      223,125
- supplier of power transmission equipment and cutting tools
Tennant Corporation ......................................................     7,500      281,250
- commercial and institutional floor maintenance                                       ----------
  equipment and products .................................................              1,262,056
                                                                                       ----------

MISCELLANEOUS SERVICES (5.2%)
ServiceMaster ............................................................    27,000      307,125
- commercial and residential service company                                           ----------

PRINTING (8.2%)
Deluxe Corporation .......................................................    10,900      256,831
- leading producer of checks and deposit tickets
  in the U.S., banking software
New England Business Services ............................................    13,900      225,875
- leading supplier of business forms/printed                                           ----------
  products to small businesses in U.S. ...................................                482,706
                                                                                       ----------

REAL ESTATE INVESTMENT TRUSTS (0.9%)
New Plan Excel Realty ....................................................     4,100       53,300
- oldest REIT specializing in apartments,                                              ----------
  strip shopping centers, factory outlets

REGISTERED INVESTMENT COMPANY (5.9%)
Allied Capital Corporation ...............................................    20,514      348,738
- venture capital corporation for entrepreneurs                                        ----------
  and management

TELECOMMUNICATIONS (3.3%)
Hickory Tech Corporation .................................................    15,700      191,344
- a small local telephone company in Minnesota                                         ----------

        TOTAL COMMON STOCKS (cost $5,329,181) ............................             $5,629,869
                                                                                       ----------
SHORT TERM OBLIGATIONS (4.2%) ............................................  PRINCIPAL
                                                                            ---------
U.S. Treasury Bills, 5.6% with maturities to
        7/13/00 (cost $249,546) ..........................................$  250,000      249,546
                                                                                       ----------
TOTAL INVESTMENTS (Cost $5,578,727) ......................................             $5,879,415
                                                                                       ==========


                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2000
                                  (Unaudited)

ASSETS Investment in securities at market value
        (Cost $5,578,727) ...................................       $ 5,879,415
Cash at interest ............................................           101,302
Dividends and interest receivable ...........................            14,639
Deferred organization costs .................................             2,225
                                                                    -----------
        Total Assets ........................................         5,997,581
                                                                    -----------
LIABILITIES
Payable to investment advisor ...............................            31,408
Accrued expenses ............................................             3,434
                                                                    -----------
        Total Liabilities ...................................            34,842
                                                                    -----------
NET ASSETS Source of Net Assets:
        Net capital paid in on shares of
                beneficial interest ................$ 5,870,383
        Undistributed net investment income ........        383
        Accumulated net realized gain/loss .........   (208,715)
        Net unrealized appreciation ................    300,688
                                                    -----------
        Net Assets ..........................................       $ 5,962,739
                                                                    ===========

Net asset value per share; 499,820 shares of
        beneficial interest outstanding (Note 5) ............       $     11.93
                                                                    ===========


                       See Notes to Financial Statements.

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME
        Income:
        Dividends ...............................................     $ 110,809
        Interest ................................................         9,064
                                                                      ---------
Total Income ....................................................       119,873
                                                                      ---------

        Expenses:
        Investment advisory fee (Note 2) ........................        30,181
        Administrative fee (Note 2) .............................         1,509
        Custodian fee ...........................................         1,601
        Organization costs ......................................         1,484
        Shareholder servicing and related expenses (Note 2) .....         2,676
        Registration fees .......................................        12,308
        Professional fees .......................................        16,895
        Trustees ................................................        13,361
        Printing & Mailing Costs ................................         2,039
        Other ...................................................         1,212
                                                                      ---------
Total Expenses ..................................................        83,266
                                                                      ---------

Less:  Investment advisory fee and other expenses waived or
assumed by advisor (Note 2) .....................................       (37,995)
                                                                      ---------
Net Expenses ....................................................        45,271
                                                                      ---------
Net Investment Income ...........................................        74,602
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized loss on investments ........................       (99,249)
        Unrealized depreciation of investments ..................      (121,592)
                                                                      ---------
                Net Loss on Investments .........................      (220,841)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................     $(146,239)
                                                                      =========

                       See Notes to Financial Statements.

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 2000 (Unaudited)
                        and Year Ended December 31, 1999


                                                             Six Months      Year Ended
                                                             Ended June      December 31,
                                                                 2000           1999
                                                             -----------    -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
        Net investment income ...........................   $    74,602    $   145,308
        Net realized loss on investments ................       (99,249)       (89,250)
        Unrealized depreciation of investments ..........      (121,592)      (535,796)
                                                            -----------    -----------
                Net Decrease in Net Asset From Operations      (146,239)      (479,738)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income ...........................       (74,153)      (145,394)
        Net realized gain on investments ................          --             --

CAPITAL SHARE TRANSACTIONS (Note 3): ....................      (469,880)       553,209
                                                            -----------    -----------
                Total Decrease in Net Assets ............      (690,272)       (71,923)

NET ASSETS:
        Beginning of period .............................     6,653,011      6,724,934
                                                            -----------    -----------
        End of period ...................................   $ 5,962,739    $ 6,653,011
                                                            ===========    ===========


                       See Notes to Financial Statements.

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1. SUMMARY OF ACCOUNTING POLICIES
        FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

        a)  VALUATION OF SECURITIES
            Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates market value.

        b)  FEDERAL INCOME TAXES
            It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

        c)  USE OF ESTIMATES
            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        d)  OTHER
            Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. Although not required to do so, the Advisor further waived fees and assumed expenses, aggregating $37,995, so as to reduce the Fund's expense ratio to 1.5% of average daily net assets. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it received a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it received a fee equal, on an annual basis, to .050% of the Fund's average daily net assets.

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                     NOTES TO FINANCIAL STATEMENTS (Cont'd)
                                  (Unaudited)

NOTE 3. SHARES OF BENEFICIAL INTEREST
        At June 30, 2000, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:


                                        Six Months Ended                 Year Ended
                                         June 30, 2000                December 31, 1999
                                         -------------                -----------------

                                       Shares        Amount         Shares        Amount
                                       ------        ------         ------        ------


       Shares sold ...............     23,853    $   282,662        102,315    $ 1,299,400
       Shares issued on reinvestment
          of dividends ...........      5,582         66,411         10,425        129,732
       Shares redeemed ...........    (70,199)      (818,953)       (69,364)      (875,923)
                                      -------    -----------       --------    -----------
          Net increase (decrease)     (40,764)   ($  469,880)        43,376    $   553,209
                                      =======    ===========       ========    ===========


NOTE 4. INVESTMENT TRANSACTIONS
        During the period ended June 30, 2000, purchases and sales of investment securities, other than short term obligations, were $436,322and $823,964. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

        The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

       Unrealized appreciation ....................      $ 997,502
       Unrealized depreciation ....................       (696,814)
                                                         ---------
       Net unrealized appreciation ................      $ 300,688
                                                         =========

                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                     NOTES TO FINANCIAL STATEMENTS (Cont'd)
                                   (Unaudited)

NOTE 5. FINANCIAL HIGHLIGHTS

                                          Period
                                          Ended              Years Ended                        April 1, 1996
                                         June 30,            December 31,                      (inception) to
                                           2000            1999          1998         1997    December 31, 1996
                                           ----            ----          ----         ----    -----------------
Per share information
(For a share outstanding throughout
the period)

Net asset value, beginning year ........   $12.31         $13.53        $13.20        $10.99        $10.00
Income from investment operations:
        Net investment income ..........     0.15           0.27          0.28          0.27          0.19
        Net realized and unrealized gain
                on investments .........    (0.38)         (1.22)        (0.33)         2.65          0.99

        Total from investment operations    (0.23)         (0.95)          .61          2.92          1.18

Less distributions:
        Dividends from net
                investment income ......    (0.15)         (0.27)        (0.28)        (0.27)        (0.19)
        Distributions from net
                realized gains .........     --             --            --            (.44)         --

        Total distributions ............    (0.15)         (0.27)        (0.28)         (.71)        (0.19)

Change in net asset value for the period    (0.38)         (1.22)        (0.33)         2.21          0.99

Net asset value, end of period .........   $11.93         $12.31        $13.53        $13.20        $10.99

Total Return ...........................    (3.77%)        (6.98%)        4.67%        26.90%        15.90%

Ratios/supplemental data
Net assets, end of period (000) ........   $5,963         $6,653        $6,725        $4,386        $2,539

Ratios to average net assets of:
        Expenses, total ................     2.75%*         2.12%         2.09%         2.50%         5.04%
        Expenses, net of fees waived and
expenses assumed by advisor ............     1.50%          1.50%         1.50%         1.50%         1.50%
        Net investment income ..........     1.23%          2.15%         2.17%         2.27%         3.05%
Portfolio turnover rate ................     7.62%         13.49%        10.55%        15.63%         0.00%

* Annualized

INVESTMENT ADVISOR
------------------
Fenimore Asset Management, Inc.
Cobleskill, NY

CUSTODIAN
---------
Firstar Bank, N.A.
Cincinnati, OH


INDEPENDENT AUDITORS
--------------------
PricewaterhouseCoopers, LLP
New York, NY


TRUSTEES
--------
Joseph A. Bucci
Joseph J. Bulmer, PhD
Roger A. Hannay
David A. Hughey
Fred "Chico" Lager
C. Richard Pogue
Thomas O. Putnam
Bernard H. Zais, Emeritus


LEGAL COUNSEL
-------------
Dechert Price & Rhoads
Washington, DC


SHAREHOLDER SERVICING AGENT
FAM Shareholder Services, Inc.
Cobleskill, NY


                    FAM FUNDS
                    111 North Grand Street
  [logo]            P.O. Box 399
                    Cobleskill, NY 12043
                    (800) 932-3271
                    www.famfunds.com